Subsequent Events (Details) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Mar. 26, 2026 USD ($)	Feb. 28, 2026 USD ($) $ / shares	Jan. 31, 2026 USD ($)	Dec. 31, 2025 USD ($) guarantee	Dec. 31, 2024 USD ($)	Jul. 31, 2025 guarantee
Subsequent Event [Line Items]
Additions				$ 30,134	$ 3,948
Southern Energy S.A. (“SESA”)
Subsequent Event [Line Items]
Additions				$ 30,100
Equity method investment, ownership percentage				10.00%	0.00%
Subsequent Event
Subsequent Event [Line Items]
Dividend declared (in USD per share) | $ / shares		$ 0.25
Subsequent Event | SESA Shareholder Loan | Line of credit
Subsequent Event [Line Items]
Maximum borrowing capacity		$ 5,600
Proceeds from lines of credit	$ 2,600
Basis spread on variable rate (in percent)	3.875%
Subsequent Event | Southern Energy S.A. (“SESA”)
Subsequent Event [Line Items]
Additions		$ 15,400
Equity method investment, ownership percentage		10.00%
Subsequent Event | OLT Offshore LNG Toscana S.p.A.
Subsequent Event [Line Items]
Equity method investment, ownership percentage	2.69%
Proceeds from sale of equity method investment	$ 3,100
LNG Croatia | Performance guarantee
Subsequent Event [Line Items]
Number of performance guarantees | guarantee				2		2
LNG Hrvatska | Performance guarantee | Subsequent Event
Subsequent Event [Line Items]
Restricted cash and restricted cash equivalent, period increase (decrease)			$ (13,300)